Debt - Convertible Notes due 2027 (Details) $ / shares in Units, $ in Thousands, equityInstrument in Millions		1 Months Ended
	Dec. 17, 2020 USD ($) equityInstrument trading_day $ / shares	Jan. 31, 2025 $ / shares	Jan. 31, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)
Debt Instrument [Line Items]
Face amount of debt instrument				$ 1,399,462	$ 1,529,855
Equity (decrease) increase				3,567,339	3,807,764	$ 3,466,611	$ 3,096,550
Additional paid-in capital
Debt Instrument [Line Items]
Equity (decrease) increase				1,666,070	1,915,115	1,868,015	1,818,508
Retained earnings
Debt Instrument [Line Items]
Equity (decrease) increase				$ 2,448,122	2,456,800	$ 2,160,173	1,791,740
Impact of Change in Accounting Policy | Additional paid-in capital
Debt Instrument [Line Items]
Equity (decrease) increase								$ (54,100)
Impact of Change in Accounting Policy | Retained earnings
Debt Instrument [Line Items]
Equity (decrease) increase								$ 300
0.000% Senior Unsecured Convertible Notes due 2027 | Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate	0.00%			0.00%
Face amount of debt instrument	$ 500,000			$ 500,000	$ 500,000
Net proceeds from the issuance of convertible debt	497,600
Payments of debt issuance costs	$ 3,700
Liability component of convertible debt							445,900
Equity component of convertible debt							$ 54,100
Effective interest rate	1.65%
Conversion rate	0.01238825		0.0123763
Conversion price (in USD per share) | $ / shares	$ 80.7218
Shares underlying conversion (in shares) | equityInstrument	6.2
Threshold trading days | trading_day	20
Consecutive trading days | trading_day	30
Threshold percentage of stock price trigger	130.00%
Threshold days for parity event or trading price unavailability event	10 days
Threshold percentage of average daily volume-weighted average trading price of common stock	25.00%
0.000% Senior Unsecured Convertible Notes due 2027 | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Conversion rate		0.01237445
Conversion price (in USD per share) | $ / shares		$ 80.8116